Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	0000842512
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004223
Shareholder Report [Line Items]
Fund Name	The Jamestown Equity Fund
Trading Symbol	JAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.
Additional Information Phone Number	(866) 738-1126
Additional Information Website	https://funddocs.filepoint.com/jamestown/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Jamestown Equity Fund (The)	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,504	$10,178
Mar-2017	$10,658	$11,926
Mar-2018	$12,080	$13,595
Mar-2019	$12,853	$14,886
Mar-2020	$12,061	$13,847
Mar-2021	$19,326	$21,650
Mar-2022	$21,821	$25,038
Mar-2023	$20,535	$23,103
Mar-2024	$26,794	$30,006
Mar-2025	$28,781	$32,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	7.42%	19.00%	11.15%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,309,592
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 367,529
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,309,592 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$367,529 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Exchange-Traded Funds	12.2%
Money Market Funds	3.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.6%
Utilities	2.3%
Money Market Funds	3.6%
Energy	5.8%
Consumer Staples	6.2%
Industrials	7.1%
Consumer Discretionary	7.6%
Health Care	7.6%
Communications	10.1%
Financials	11.3%
Exchange-Traded Funds	12.2%
Technology	24.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corporation	4.6%
NVIDIA Corporation	4.1%
Meta Platforms, Inc. - Class A	4.0%
Alphabet, Inc. - Class C	3.9%
Amazon.com, Inc.	3.8%
Vanguard Information Technology ETF	3.4%
JPMorgan Chase & Company	3.4%
Health Care Select Sector SPDR Fund (The)	3.4%
Chevron Corporation	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000004216
Shareholder Report [Line Items]
Fund Name	The Government Street Equity Fund
Trading Symbol	GVEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Government Street Equity Fund (The)	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,754	$10,178
Mar-2017	$10,955	$11,926
Mar-2018	$12,607	$13,595
Mar-2019	$13,320	$14,886
Mar-2020	$13,048	$13,847
Mar-2021	$20,285	$21,650
Mar-2022	$23,837	$25,038
Mar-2023	$21,767	$23,103
Mar-2024	$28,133	$30,006
Mar-2025	$30,643	$32,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	8.92%	18.62%	11.85%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,612,064
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 546,609
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$90,612,064 Number of Portfolio Holdings79 Advisory Fee $546,609 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.4%
Exchange-Traded Funds	5.8%
Money Market Funds	5.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.6%
Materials	1.9%
Real Estate	2.0%
Energy	3.5%
Consumer Staples	3.7%
Exchange-Traded Funds	5.8%
Money Market Funds	5.8%
Communications	6.9%
Consumer Discretionary	7.4%
Health Care	8.0%
Industrials	11.2%
Financials	15.1%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	12.3%
JPMorgan Chase & Company	5.3%
Invesco S&P 500® Equal Weight ETF	4.1%
Microsoft Corporation	3.5%
Alphabet, Inc. - Classes A & C	3.3%
Apple, Inc.	2.9%
Walmart, Inc.	2.7%
AbbVie, Inc.	2.7%
Amazon.com, Inc.	2.5%
RTX Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000004221
Shareholder Report [Line Items]
Fund Name	The Government Street Opportunities Fund
Trading Symbol	GVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$102	1.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Government Street Opportunities Fund (The)	Russell 3000® Index	S&P MidCap 400®
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$10,104	$9,966	$9,640
Mar-2017	$11,765	$11,766	$11,657
Mar-2018	$13,490	$13,392	$12,936
Mar-2019	$14,057	$14,566	$13,272
Mar-2020	$12,908	$13,236	$10,284
Mar-2021	$20,266	$21,513	$18,867
Mar-2022	$23,329	$24,078	$19,733
Mar-2023	$22,183	$22,012	$18,722
Mar-2024	$28,072	$28,460	$23,090
Mar-2025	$28,298	$30,515	$22,465

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	0.80%	17.00%	10.96%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P MidCap 400®	-2.70%	16.91%	8.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,612,503
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 568,645
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,612,503 Number of Portfolio Holdings89 Advisory Fee $568,645 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.2%
Exchange-Traded Funds	11.3%
Money Market Funds	6.5%

Sector Weighting (% of net assets)

Value	Value
Communications	0.2%
Utilities	0.6%
Consumer Staples	2.4%
Real Estate	3.3%
Consumer Discretionary	3.4%
Energy	3.6%
Money Market Funds	6.5%
Materials	7.2%
Health Care	8.4%
Exchange-Traded Funds	11.3%
Industrials	14.5%
Technology	16.7%
Financials	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.5%
SPDR S&P MidCap 400® ETF Trust	4.9%
Arthur J. Gallagher & Company	3.7%
Brown & Brown, Inc.	3.3%
Vanguard U.S. Value Factor ETF	3.3%
iShares Core S&P Mid-Cap ETF	3.1%
Mid-America Apartment Communities, Inc.	2.9%
Waste Connections, Inc.	2.7%
Berkley (W.R.) Corporation	2.4%
Steel Dynamics, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000004218
Shareholder Report [Line Items]
Fund Name	Davenport Core Leaders Fund
Trading Symbol	DAVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Core Leaders Fund	S&P 500® Index
Mar-2015	$10,000	$10,000
Mar-2016	$9,761	$10,178
Mar-2017	$11,378	$11,926
Mar-2018	$12,673	$13,595
Mar-2019	$13,712	$14,886
Mar-2020	$12,703	$13,847
Mar-2021	$18,826	$21,650
Mar-2022	$20,877	$25,038
Mar-2023	$18,503	$23,103
Mar-2024	$25,305	$30,006
Mar-2025	$26,774	$32,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	5.81%	16.08%	10.35%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,070,162,057
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,927,682
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,070,162,057 Number of Portfolio Holdings39 Advisory Fee $7,927,682 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	2.0%
Energy	2.2%
Materials	4.6%
Money Market Funds	5.0%
Industrials	7.0%
Consumer Discretionary	8.7%
Financials	13.2%
Communications	13.8%
Health Care	14.4%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	5.4%
Amazon.com, Inc.	5.4%
Brookfield Corporation	4.7%
NVIDIA Corporation	4.1%
Microsoft Corporation	3.9%
UnitedHealth Group, Inc.	3.6%
Mastercard, Inc. - Class A	3.1%
Apple, Inc.	2.9%
Adobe, Inc.	2.8%
Danaher Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000094748
Shareholder Report [Line Items]
Fund Name	Davenport Value & Income Fund
Trading Symbol	DVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Value & Income Fund	Russell 1000® Value Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,954	$9,846	$10,178
Mar-2017	$11,308	$11,739	$11,926
Mar-2018	$12,515	$12,554	$13,595
Mar-2019	$12,885	$13,267	$14,886
Mar-2020	$10,698	$10,989	$13,847
Mar-2021	$16,000	$17,152	$21,650
Mar-2022	$18,277	$19,154	$25,038
Mar-2023	$16,118	$18,021	$23,103
Mar-2024	$18,501	$21,674	$30,006
Mar-2025	$20,028	$23,230	$32,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Value & Income Fund	8.25%	13.36%	7.19%
Russell 1000® Value Index	7.18%	16.15%	8.79%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 908,569,664
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,605,336
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$908,569,664 Number of Portfolio Holdings43 Advisory Fee $6,605,336 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.4%
Money Market Funds	2.3%
Communications	3.4%
Utilities	3.4%
Real Estate	4.2%
Technology	4.3%
Consumer Discretionary	5.8%
Energy	7.9%
Consumer Staples	12.2%
Industrials	16.5%
Health Care	18.4%
Financials	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chevron Corporation	3.9%
Johnson & Johnson	3.6%
Anheuser-Busch InBev S.A./N.V. - ADR	3.4%
NextEra Energy, Inc.	3.4%
Comcast Corporation - Class A	3.4%
L3Harris Technologies, Inc.	3.2%
Bristol-Myers Squibb Company	3.0%
Norfolk Southern Corporation	2.8%
Sanofi - ADR	2.8%
Oracle Corporation	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000094749
Shareholder Report [Line Items]
Fund Name	Davenport Equity Opportunities Fund
Trading Symbol	DEOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$84	0.86%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Equity Opportunities Fund	Russell Midcap® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,293	$9,596	$10,178
Mar-2017	$9,996	$11,230	$11,926
Mar-2018	$11,345	$12,600	$13,595
Mar-2019	$12,595	$13,415	$14,886
Mar-2020	$11,446	$10,959	$13,847
Mar-2021	$19,023	$19,029	$21,650
Mar-2022	$20,333	$20,346	$25,038
Mar-2023	$18,452	$18,559	$23,103
Mar-2024	$24,727	$22,707	$30,006
Mar-2025	$23,502	$23,296	$32,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	-4.96%	15.48%	8.92%
Russell Midcap® Index	2.59%	16.28%	8.82%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 867,747,100
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,615,061
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$867,747,100 Number of Portfolio Holdings32 Advisory Fee $6,615,061 Portfolio Turnover25%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Communications	1.7%
Consumer Staples	2.9%
Money Market Funds	3.0%
Technology	3.5%
Real Estate	5.5%
Health Care	6.2%
Materials	6.6%
Industrials	20.9%
Consumer Discretionary	25.3%
Financials	25.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinsale Capital Group, Inc.	7.1%
Live Nation Entertainment, Inc.	6.3%
Brookfield Corporation	5.8%
O'Reilly Automotive, Inc.	4.9%
Clean Harbors, Inc.	4.5%
Fairfax Financial Holdings Ltd.	3.8%
Align Technology, Inc.	3.7%
CarMax, Inc.	3.6%
ESAB Corporation	3.6%
DraftKings, Inc. - Class A	3.6%

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000150331
Shareholder Report [Line Items]
Fund Name	Davenport Small Cap Focus Fund
Trading Symbol	DSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$81	0.87%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Small Cap Focus Fund	Russell 2000® Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$8,981	$9,024	$10,178
Mar-2017	$11,663	$11,390	$11,926
Mar-2018	$12,862	$12,733	$13,595
Mar-2019	$13,364	$12,994	$14,886
Mar-2020	$11,483	$9,877	$13,847
Mar-2021	$21,224	$19,245	$21,650
Mar-2022	$22,679	$18,131	$25,038
Mar-2023	$21,871	$16,027	$23,103
Mar-2024	$27,248	$19,186	$30,006
Mar-2025	$23,359	$18,417	$32,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Davenport Small Cap Focus Fund	-14.27%	15.26%	8.85%
Russell 2000® Index	-4.01%	13.27%	6.30%
S&P 500® Index	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 867,218,594
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,240,718
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$867,218,594 Number of Portfolio Holdings34 Advisory Fee $7,240,718 Portfolio Turnover46%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.6%
Exchange-Traded Funds	2.4%
Money Market Funds	5.0%

Sector Weighting (% of net assets)

Value	Value
Exchange-Traded Funds	2.4%
Consumer Staples	3.8%
Energy	4.6%
Money Market Funds	5.0%
Communications	5.1%
Materials	6.6%
Real Estate	7.8%
Technology	8.1%
Financials	12.8%
Industrials	20.5%
Consumer Discretionary	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kinsale Capital Group, Inc.	7.2%
Monarch Casino & Resort, Inc.	6.8%
Enovis Corporation	5.0%
ESAB Corporation	4.8%
Golden Entertainment, Inc.	4.3%
Stewart Information Services Corporation	4.2%
Generac Holdings, Inc.	4.0%
Verra Mobility Corporation	4.0%
California Resources Corporation	3.9%
NewMarket Corporation	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000164143
Shareholder Report [Line Items]
Fund Name	Davenport Balanced Income Fund
Trading Symbol	DBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Balanced Income Fund	60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	S&P 500® Index	Bloomberg U.S. Intermediate Government/Credit Bond Index	Russell 1000® Value Index	Morningstar U.S. Moderate Target Allocation Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Mar-2016	$10,290	$10,206	$10,135	$10,245	$10,164	$10,161
Mar-2017	$11,175	$11,372	$11,875	$10,288	$12,117	$11,184
Mar-2018	$11,713	$11,868	$13,537	$10,324	$12,959	$12,209
Mar-2019	$12,105	$12,508	$14,822	$10,762	$13,695	$12,903
Mar-2020	$10,823	$11,563	$13,788	$11,503	$11,344	$12,513
Mar-2021	$14,410	$15,293	$21,558	$11,734	$17,706	$16,639
Mar-2022	$15,491	$16,096	$24,931	$11,252	$19,772	$17,357
Mar-2023	$14,224	$15,470	$23,004	$11,066	$18,603	$16,337
Mar-2024	$15,694	$17,501	$29,878	$11,363	$22,373	$19,062
Mar-2025	$16,752	$18,679	$32,343	$12,006	$23,980	$20,276

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2015)
Davenport Balanced Income Fund	6.74%	9.13%	5.74%
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	6.73%	10.07%	6.99%
S&P 500® Index	8.25%	18.59%	13.53%
Bloomberg U.S. Intermediate Government/Credit Bond Index	5.65%	0.86%	2.00%
Russell 1000® Value Index	7.18%	16.15%	9.92%
Morningstar U.S. Moderate Target Allocation Index	6.37%	10.13%	7.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 245,618,780
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,761,603
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$245,618,780 Number of Portfolio Holdings79 Advisory Fee $1,761,603 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	57.5%
Corporate Bonds	26.5%
Money Market Funds	2.6%
Municipal Bonds	1.0%
U.S. Government & Agency Obligations	7.8%
U.S. Treasury Obligations	4.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.7%
Municipal Bonds	1.0%
Real Estate	2.3%
Money Market	2.6%
Utilities	3.3%
Consumer Discretionary	3.8%
Technology	4.6%
U.S. Treasury Obligations	4.6%
Communications	5.6%
U.S. Government & Agency Obligations	7.7%
Consumer Staples	10.0%
Industrials	11.0%
Energy	11.2%
Health Care	15.1%
Financials	15.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chevron Corporation	2.2%
Meta Platforms, Inc., 4.950%, due 05/15/33	2.1%
Federal Home Loan Bank, 5.250%, due 03/20/35	2.0%
Federal Farm Credit Bank, 5.260%, due 11/14/33	2.0%
Federal Farm Credit Bank, 5.330%, due 10/17/39	2.0%
U.S. Treasury Notes, 2.750%, due 06/30/25	2.0%
Johnson & Johnson	1.9%
Anheuser-Busch InBev S.A./N.V. - ADR	1.9%
Comcast Corporation - Class A	1.9%
NextEra Energy, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.
C000246245
Shareholder Report [Line Items]
Fund Name	Davenport Insider Buying Fund
Trading Symbol	DBUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$97	1.01%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Insider Buying Fund	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000
Mar-2024	$11,331	$11,502	$11,558
Mar-2025	$10,394	$12,328	$12,512

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	-8.27%	2.94%
Russell 1000® Value Index	7.18%	16.98%
S&P 500® Index	8.25%	18.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 91,895,982
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 689,824
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$91,895,982 Number of Portfolio Holdings40 Advisory Fee $689,824 Portfolio Turnover67%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Real Estate	1.7%
Consumer Staples	3.6%
Energy	3.8%
Utilities	3.9%
Money Market Funds	4.9%
Financials	7.2%
Materials	7.4%
Consumer Discretionary	9.7%
Health Care	16.4%
Industrials	19.8%
Technology	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mastercard, Inc. - Class A	4.2%
Charles Schwab Corporation (The)	4.2%
NextEra Energy, Inc.	3.9%
ConocoPhillips	3.8%
Adobe, Inc.	3.5%
Zimmer Biomet Holdings, Inc.	3.4%
Align Technology, Inc.	3.1%
Aon plc - Class A	3.0%
NIKE, Inc. - Class B	2.9%
Becton, Dickinson and Company	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended March 31, 2025.